INTANGIBLE ASSETS (Details 1)	12 Months Ended
Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS
Year ending December 31, 2022	$ 8,420
Year ending December 31, 2023	8,420
Year ending December 31, 2024	8,420
Year ending December 31, 2025	2,533
Thereafter	11,083
Total amortization of intangible assets expense	$ 38,876